Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment, Net [Line Items]
Less: accumulated depreciation	$ (680,570)	$ (471,956)
Property and equipment, net	676,646	374,005
Vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	510,385	454,589
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	360,740	273,240
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 486,091	$ 118,132